Expense Example {- Fidelity Small Cap Value Fund} - 07.31 Fidelity Small Cap Value Fund AMCIZ PRO-11 - Fidelity Small Cap Value Fund	Sep. 29, 2020 USD ($)
Fidelity Advisor Small Cap Value Fund: Class A
Expense Example:
1 year	$ 692
3 years	940
5 years	1,207
10 years	1,967
Fidelity Advisor Small Cap Value Fund: Class M
Expense Example:
1 year	493
3 years	796
5 years	1,120
10 years	2,035
Fidelity Advisor Small Cap Value Fund: Class C
Expense Example:
1 year	303
3 years	627
5 years	1,078
10 years	2,327
Fidelity Advisor Small Cap Value Fund: Class I
Expense Example:
1 year	97
3 years	303
5 years	525
10 years	1,166
Fidelity Advisor Small Cap Value Fund: Class Z
Expense Example:
1 year	83
3 years	259
5 years	450
10 years	$ 1,002